Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	We have developed and implemented a cybersecurity risk management program intended to protect the confidentiality, integrity, and availability of our critical systems and information.
We design and assess our program based on the National Institute of Standards and Technology Cybersecurity Framework (NIST
CSF). This does not imply that we meet any particular technical standards, specifications, or requirements, only that we use the NIST
CSF as a guide to help us identify, assess, and manage cybersecurity risks relevant to our business.
Our cybersecurity risk management program is integrated into our overall risk management program, and shares common methodologies, reporting channels and governance processes that apply across the risk management program to other legal, compliance, strategic, operational, and financial risk areas.
Key elements of our cybersecurity risk management program include but are not limited to the following:
—risk assessments designed to help identify material risks from cybersecurity threats to our critical systems and information;
—a security team principally responsible for managing (1) our cybersecurity risk assessment processes, (2) our security controls, and
(3) our response to cybersecurity incidents;
—the use of external service providers, where appropriate, to assess, test or otherwise assist with aspects of our security processes;
—cybersecurity awareness training of our employees, including incident response personnel, and senior management, including phishing training courses designed to educate users on detecting malicious emails;
—a cybersecurity incident response plan that includes procedures for responding to cybersecurity incidents;
—use of a Digital Forensics and Incident Response team provided by our external IT service provider as needed; and
—an internal risk management process for key service providers based on our assessment of their criticality to our operations and respective risk profile.
We have not identified risks from known cybersecurity threats, including as a result of any prior cybersecurity incidents, that have materially affected us, including our operations, business strategy, results of operations, or financial condition. We face risks from cybersecurity threat that, if realized, are reasonably likely to materially affect us, including our operations, business strategy, results of operations, or financial conditions. For more information, see the section titled “Risk Factor— Cyberattacks or other failures in our telecommunications or information technology systems, or those of our collaborators, contract research organizations, third-party logistics providers, distributors or other contractors or consultants, could result in information theft, data corruption and significant disruption of our business operations.”

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Our cybersecurity risk management program is integrated into our overall risk management program, and shares common methodologies, reporting channels and governance processes that apply across the risk management program to other legal, compliance, strategic, operational, and financial risk areas.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	Our Board considers cybersecurity risk as part of its risk oversight function and has delegated to the Audit Committee (Committee)
oversight of cybersecurity and other information technology risks. The Committee oversees management’s implementation of our cybersecurity risk management program.
The Committee receives reports at least annually from management on our cybersecurity risks. In addition, management updates the Committee,where it deems appropriate, regarding any cybersecurity incidents it considers to be significant or potentially significant. The full Board also periodically receives briefings from management on our cyber risk management program. Board members receive presentations on cybersecurity topics from our Vice President of IT, internal security staff or external experts as part of the Board's continuing education on topics that impact public companies.
Our management team, including our Vice President of IT who serves as our Information Security Officer, has a combined 30+ years of risk management experience and is responsible for assessing and managing our material risks from cybersecurity threats. Our
Vice President of IT brings 20+ years of experience, including serving as lead of all aspects of IT strategy at similar Boston-area biopharma companies. Based on the Vice President of IT's extensive background, he counsels the management team on IT risks and leads the overall function. The team has primary responsibility for our overall cybersecurity risk management program and supervises both our internal cybersecurity personnel and our retained external cybersecurity consultants. Our management team’s experience includes experience managing IT programs as well as various certifications, such as the Information Systems Security
Professional certification, and Certified Cloud Security Professionalism certification.
Our management team takes steps to stay informed about and monitor efforts to prevent, detect, mitigate, and remediate cybersecurity risks and incidents through various means, which may include briefings from internal security personnel; threat intelligence and other information obtained from governmental, public or private sources, including external consultants engaged by us; and alerts and reports produced by security tools deployed in our information technology environment.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our Board considers cybersecurity risk as part of its risk oversight function and has delegated to the Audit Committee (Committee)
oversight of cybersecurity and other information technology risks. The Committee oversees management’s implementation of our cybersecurity risk management program.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Committee receives reports at least annually from management on our cybersecurity risks. In addition, management updates the Committee,where it deems appropriate, regarding any cybersecurity incidents it considers to be significant or potentially significant. The full Board also periodically receives briefings from management on our cyber risk management program. Board members receive presentations on cybersecurity topics from our Vice President of IT, internal security staff or external experts as part of the Board's continuing education on topics that impact public companies.

Cybersecurity Risk Role of Management [Text Block]	Our Board considers cybersecurity risk as part of its risk oversight function and has delegated to the Audit Committee (Committee)
oversight of cybersecurity and other information technology risks. The Committee oversees management’s implementation of our cybersecurity risk management program.
The Committee receives reports at least annually from management on our cybersecurity risks. In addition, management updates the Committee,where it deems appropriate, regarding any cybersecurity incidents it considers to be significant or potentially significant. The full Board also periodically receives briefings from management on our cyber risk management program. Board members receive presentations on cybersecurity topics from our Vice President of IT, internal security staff or external experts as part of the Board's continuing education on topics that impact public companies.
Our management team, including our Vice President of IT who serves as our Information Security Officer, has a combined 30+ years of risk management experience and is responsible for assessing and managing our material risks from cybersecurity threats. Our
Vice President of IT brings 20+ years of experience, including serving as lead of all aspects of IT strategy at similar Boston-area biopharma companies. Based on the Vice President of IT's extensive background, he counsels the management team on IT risks and leads the overall function. The team has primary responsibility for our overall cybersecurity risk management program and supervises both our internal cybersecurity personnel and our retained external cybersecurity consultants. Our management team’s experience includes experience managing IT programs as well as various certifications, such as the Information Systems Security
Professional certification, and Certified Cloud Security Professionalism certification.
Our management team takes steps to stay informed about and monitor efforts to prevent, detect, mitigate, and remediate cybersecurity risks and incidents through various means, which may include briefings from internal security personnel; threat intelligence and other information obtained from governmental, public or private sources, including external consultants engaged by us; and alerts and reports produced by security tools deployed in our information technology environment.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our management team, including our Vice President of IT who serves as our Information Security Officer, has a combined 30+ years of risk management experience and is responsible for assessing and managing our material risks from cybersecurity threats.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our management team, including our Vice President of IT who serves as our Information Security Officer, has a combined 30+ years of risk management experience and is responsible for assessing and managing our material risks from cybersecurity threats. Our
Vice President of IT brings 20+ years of experience, including serving as lead of all aspects of IT strategy at similar Boston-area biopharma companies. Based on the Vice President of IT's extensive background, he counsels the management team on IT risks and leads the overall function. The team has primary responsibility for our overall cybersecurity risk management program and supervises both our internal cybersecurity personnel and our retained external cybersecurity consultants. Our management team’s experience includes experience managing IT programs as well as various certifications, such as the Information Systems Security
Professional certification, and Certified Cloud Security Professionalism certification.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	The Committee receives reports at least annually from management on our cybersecurity risks. In addition, management updates the Committee,where it deems appropriate, regarding any cybersecurity incidents it considers to be significant or potentially significant.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true